CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Cash flows from operating activities
Net loss	$ (2,699,153)	$ (1,722,529)	$ (5,353,425)	$ (4,637,313)
Adjustments to reconcile net loss to net cash flows from operating activities
Depreciation	3,837	2,279	13,925	11,504
Stock based compensation expense	1,536,973	492,200	648,201	646,263
Change in fair value of derivative liability				(1,714,395)
Loan conversion inducement expense				565,406
Accretion of debt discount	345,147	364,059	1,311,445	2,335,954
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	(1,134)	120,046	258,098	(243,167)
Decrease (increase) in prepaid expenses and other current assets	(31,782)	(10,618)	(946)	5,400
Increase (decrease) in accounts payable	80,111	(47,482)	45,441	87,305
Increase (decrease) in interest payable	94,016	74,885	310,732	308,983
Net cash flows from operating activities	(671,985)	(727,160)	(2,766,529)	(2,634,060)
Cash flows from investing activity
Purchase of equipment			(45,547)	(2,300)
Net cash flows from investing activity			(45,547)	(2,300)
Cash flows from financing activities
Proceeds from the issuance of equity securities	2,803,176		991,860	4,367,100
Repayment of promissory note		(18,146)	(18,146)
Proceeds from promissory notes				550,010
Net cash flows from financing activities	2,803,176	(18,146)	973,714	4,917,110
Change in cash and cash equivalents	2,131,191	(745,306)	(1,838,362)	2,280,750
Cash and cash equivalents at beginning of period	670,853	2,509,215	2,509,215	228,465
Cash and cash equivalents at end of period	2,802,044	1,763,909	670,853	2,509,215
Supplemental disclosure of cash flow information:
Interest paid in cash		1,453	1,453
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued and/or modified	$ 1,074,265			3,008,812
Debt discount recorded for beneficial conversion feature				165,640
Common stock issued for conversion of note payable				548,700
Derivative liability from the sale of equity securities				$ 1,714,395